Note 7 - Leases 1 (Details Textual)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Weighted Average Discount Rate, Percent	10.10%	10.10%
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 10 months 24 days	3 years
Right of Use for Office and Manufacturing Facilities with Initial Terms Exceeding One Year [Member]
Lessee, Operating Lease, Number of Right-of-Use Leases	5		6